Condensed Financial Information of the Parent Company (Details) - Common Stock [Member]	Sep. 30, 2025 $ / shares
Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value of ordinary shares	$ 1
Minimum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value of ordinary shares